UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-21199
                                    811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


WCMA Treasury Fund

Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                               Beneficial
                                 Interest    Mutual Funds                                                               Value
                            $     341,083    Master Treasury Trust                                                $       364,963

                                             Total Investments (Cost - $365,100 - 100.0%                                  364,963
                                             Liabilities in Excess of Other Assets - (0.0%)                                  (56)
                                                                                                                   --------------
                                             Net Assets - 100.0%                                                   $      364,907
                                                                                                                   ==============


Master Treasury Trust


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                                                            Face             Interest                Maturity
Issue                                                      Amount            Rate(s)                   Date             Value
U.S. Government Obligations* - 100.4%

U.S. Treasury Bills                                     $    33,217        4.634 - 4.691 %           7/06/2006        $    33,191
                                                            100,000        4.575 - 4.65              7/13/2006             99,837
                                                            104,354        4.229 - 4.68              7/20/2006            104,094
                                                             85,377        4.34 - 4.72               7/27/2006             85,090
                                                             20,000        4.686                     8/03/2006             19,917
                                                             74,080        4.685 - 4.722             8/10/2006             73,697
                                                             12,000        4.70                      8/17/2006             11,925
                                                              7,923        4.712                     8/24/2006              7,869
                                                             53,631        4.69 - 4.792              8/31/2006             53,215
                                                             10,000        4.81                     11/02/2006              9,834
                                                             10,000        4.83                     11/09/2006              9,824

U.S. Treasury Notes                                         127,407        2.75                      7/31/2006            127,184
                                                             77,000        2.375                     8/15/2006             76,760
                                                              6,857        2.375                     8/31/2006              6,828
                                                              4,700        2.50                     10/31/2006              4,659
                                                             14,000        2.625                    11/15/2006             13,865
                                                             24,702        2.875                    11/30/2006             24,463
                                                             46,430        3.125                     1/31/2007             45,855

                                                            Total Investments (Cost - $808,125**) - 100.4%                808,107
                                                            Liabilities in Excess of Other Assets - (0.4%)                (3,518)
                                                                                                                      -----------
                                                            Net Assets - 100.0%                                       $   804,589
                                                                                                                      ===========


  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S.
    Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

     Aggregate cost                                $        808,125
                                                   ================
     Gross unrealized appreciation                 $             63
     Gross unrealized depreciation                             (81)
                                                   ----------------
     Net unrealized depreciation                   $           (18)
                                                   ================


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  August 23, 2006